Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Cash outflows for leases	$ 96	$ 88
Lease Future Cash Outflow which has not yet commenced	134	190
Expenses related to short-term leases	$ 6	$ 27
Operating lease income	$ 20	$ 10